Income Taxes - Net Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets Net [Abstract]
Total deferred tax assets	$ 61,732,553	$ 53,483,771	$ 44,201,829
Total deferred tax liabilities	(4,605,895)	(1,675,683)
Valuation allowance	$ (57,126,658)	$ (51,808,088)	$ (44,201,829)